UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 140.9%
Alabama - 2.2%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$100,000	$109,191
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	600,000	603,174
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	155,000	155,693
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	865,000	935,281
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	410,000	411,624
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	440,000	417,019
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	15,000	8,741
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	170,000	93,158
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	245,000	110,742
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	350,000	108,602
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	660,000	191,017
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	55,000	56,743
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	120,000	127,739
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	160,000	173,989
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	165,000	182,140
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	185,000	207,522
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	275,000	307,522
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	1,135,000	1,163,341
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	290,000	304,106
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	260,000	233,901
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	565,000	623,280

		$6,524,525
Alaska - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$705,000	$772,652

Arizona - 1.4%
Arizona Transportation Board Highway Rev., “A”, 5%, 7/01/36	$1,290,000	$1,429,436
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	345,000	322,309
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	270,000	294,268
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	430,000	471,633
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	1,315,000	1,332,292
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	225,000	235,175
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	170,000	177,273

		$4,262,386
California - 14.9%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$125,000	$142,730
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	525,000	282,088
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,990,000	2,216,581
California Educational Facilities Authority Rev., 5%, 2/01/26	460,000	481,905
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	240,000	258,245
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	650,000	736,983
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	1,295,000	1,542,138
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	365,000	367,978
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,615,000	1,648,317
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,000,000	1,011,890
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	210,000	286,451
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	465,000	609,485
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	250,000	256,958
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	530,000	604,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	$695,000	$737,562
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	945,000	969,145
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	530,000	537,839
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,985,000	2,232,271
California State University Rev., “A”, 5%, 11/01/37	1,950,000	2,143,362
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	12,624	126
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	325,000	350,760
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	175,000	184,399
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	370,000	379,287
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	380,000	372,408
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	145,000	146,391
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	105,000	107,436
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	995,000	1,017,666
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	1,155,000	1,148,601
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	470,000	535,885
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 6/01/28	3,200,000	3,717,408
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	585,000	465,315
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	160,000	175,653
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	220,000	226,191
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	375,000	400,875
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	300,000	321,534
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	90,000	91,878
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	505,000	595,547
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	505,000	594,340
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	115,000	123,364
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	70,000	76,696
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	60,000	61,240
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	155,000	157,542
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	695,000	766,432
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 12/01/24	820,000	835,900
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	180,000	200,122
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	1,280,000	1,490,176
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	145,000	72,414
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,735,000	1,832,368
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation , AGM, 5%, 9/01/30	100,000	112,910
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	565,000	637,642
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	620,000	625,549
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	505,000	511,373
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	50,000	53,743
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	1,275,000	238,718
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	1,215,000	1,321,726
State of California, 5.25%, 10/01/28	660,000	766,953
State of California, 5.25%, 9/01/30	1,560,000	1,792,861
State of California, 5.25%, 4/01/35	1,285,000	1,461,623
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	1,750,000	1,989,085
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	195,000	195,605
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	810,000	866,384

		$44,088,996
Colorado - 6.1%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$500,000	$498,980
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	75,000	77,177

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$70,000	$75,735
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	70,000	75,077
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	380,000	380,407
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	400,000	465,752
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	375,000	381,450
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	650,000	674,141
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	170,000	186,381
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	1,180,000	1,306,354
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	590,000	650,227
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/27	1,165,000	1,356,083
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,735,000	3,796,553
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	1,835,000	1,897,830
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	120,000	126,389
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	175,000	187,231
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	4,115,000	2,136,138
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	175,000	193,519
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	1,310,000	1,474,680
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	1,572,000	1,574,735
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	500,000	129,275
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	101,000	102,118
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	111,000	111,687

		$17,857,919
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$180,000	$184,786

District of Columbia - 0.4%
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/43	$200,000	$224,926
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/33	80,000	91,691
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	350,000	352,461
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	625,000	642,569

		$1,311,647
Florida - 10.4%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$165,000	$172,344
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	410,000	430,635
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	270,000	283,570
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 5/01/36 (a)(d)	120,000	72,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	440,000	440,009
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 5/01/14 (a)(d)	50,000	30,000
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	440,000	316,136
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	210,000	210,508
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	145,000	143,770
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	70,000	69,733
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	105,000	105,156
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	1,055,000	1,159,434
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	605,000	610,094
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 8/15/23	605,000	605,012
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	600,000	649,404
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	935,000	1,009,108
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	40,000	40,054
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	615,000	701,838
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	1,560,000	1,861,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	$245,000	$283,012
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,285,000	1,495,072
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	295,000	286,796
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	615,000	596,735
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 9/15/40	380,000	385,396
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 7.625%, 6/15/41	875,000	928,191
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	560,000	551,516
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	660,000	500,900
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 5/01/09 (a)(d)	170,000	76,500
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 6/15/27	430,000	435,663
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 6/15/37	945,000	945,803
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	355,000	262,505
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	530,000	535,618
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29 (Prerefunded 11/15/14)	110,000	112,000
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29	700,000	711,242
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	345,000	343,944
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	1,580,000	1,893,425
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	200,000	203,814
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	115,000	116,127
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	101,246
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	650,000	338,000
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	910,000	909,090
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	275,000	305,525
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	570,000	563,411
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	265,000	292,825
Paseo Community Development District, FL, “B”, 4.875%, 5/01/10 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	390,000	159,007
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	40,000	41,226
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	640,000	617,862
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	105,000	99,215
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	515,000	538,855
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	255,000	281,464
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	385,000	424,705
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	1,565,000	1,679,402
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/10 (d)	165,000	105,666
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	35,000	38,381
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	35,000	37,578
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	70,000	74,204
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	215,000	225,898
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 12/01/20	3,085,000	3,090,769
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	715,000	720,327
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 5/01/39	400,000	281,656
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	95,000	92,941

		$30,684,229
Georgia - 5.0%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$185,000	$197,325
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	185,000	196,529
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	815,000	844,299
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	470,000	473,915
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	710,000	871,184
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	555,000	690,015
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	280,000	292,958
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	1,150,000	1,217,597

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	$1,100,000	$1,273,613
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	270,000	311,102
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	910,000	1,044,089
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	40,000	45,700
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	1,965,000	2,192,763
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2/15/34	330,000	333,218
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	1,775,000	2,043,593
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	285,000	333,484
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/27	1,000,000	1,012,290
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	215,000	215,677
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	515,000	537,140
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	640,000	652,378

		$14,778,869
Guam - 0.5%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$620,000	$684,765
Guam Government, “A”, 7%, 11/15/39	170,000	185,584
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	45,000	47,853
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	80,000	86,689
Guam Water & Wastewater System Rev., 5.25%, 7/01/20	80,000	91,582
Guam Water & Wastewater System Rev., 5.25%, 7/01/21	235,000	269,646

		$1,366,119
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$121,946
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	275,000	320,312
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	750,000	859,313
State of Hawaii, “DZ”, 5%, 12/01/31	335,000	386,108

		$1,687,679
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$405,000	$408,285
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	285,000	288,426

		$696,711
Illinois - 8.1%
Bellwood, IL, 5.875%, 12/01/27	$300,000	$293,340
Bellwood, IL, 6.15%, 12/01/32	700,000	681,198
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,260,000	1,407,823
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	135,000	147,747
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	70,000	76,192
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	270,000	284,461
Chicago, IL, O’Hare International Airport Rev., General Airport Sr. Lien, “A”, 5%, 1/01/22	2,880,000	3,342,816
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	275,000	307,720
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	550,000	612,799
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	105,000	116,487
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	305,000	306,089
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/27	850,000	949,263
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	500,000	527,825
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	390,000	379,111
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	800,000	813,712
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	485,000	473,898
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	1,270,000	1,271,181
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/31	795,000	786,978
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	475,000	481,370

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	$520,000	$527,129
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	945,000	1,150,566
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	360,000	409,147
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	905,000	950,331
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	940,000	1,075,764
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	220,000	221,692
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	360,000	360,788
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	343,000	34
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 5/15/50 (a)	147,000	15
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	415,000	490,385
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	1,215,000	1,440,747
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	880,000	1,025,402
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	2,645,000	3,079,679

		$23,991,689
Indiana - 3.6%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$440,000	$501,050
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	535,000	588,457
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	370,000	394,424
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	560,000	590,447
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	740,000	751,736
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	185,000	186,153
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	300,000	314,034
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	820,000	849,167
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	240,000	247,471
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	300,000	323,013
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,000,000	1,024,820
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	1,860,000	1,959,603
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	435,000	437,197
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	170,000	174,446
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	615,000	679,864
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	1,475,000	1,611,880

		$10,633,762
Iowa - 1.6%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$390,000	$409,652
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	420,000	438,984
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	420,000	441,781
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	800,000	828,504
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	265,000	283,407
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	265,000	283,216
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	30,000	32,070
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	525,000	559,876
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	1,635,000	1,429,382

		$4,706,872
Kansas - 0.9%
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	$315,000	$319,552
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	345,000	389,678
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	100,000	100,284
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	592,000	573,204
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	40,000	41,968
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	125,000	127,654
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	35,000	36,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	$465,000	$495,313
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	85,000	83,229
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	360,000	391,151

		$2,558,588
Kentucky - 1.1%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$570,000	$638,189
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	330,000	327,363
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	200,000	200,376
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	250,000	280,298
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	200,000	222,868
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	1,095,000	1,227,002
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	400,000	445,208

		$3,341,304
Louisiana - 2.6%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$595,000	$653,965
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	375,000	404,775
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,000,000	1,113,550
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	610,000	699,585
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	470,000	473,990
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	370,000	372,202
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	1,100,000	1,122,902
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	1,115,000	1,208,370
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	455,000	519,214
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	1,165,000	1,243,137

		$7,811,690
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$705,000	$719,763

Maryland - 0.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$265,000	$282,111
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	715,000	764,078
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	195,000	210,896
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	475,000	518,857
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	150,000	156,420

		$1,932,362
Massachusetts - 11.6%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$460,000	$512,868
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	1,755,000	2,113,318
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	125,000	103,549
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	1,270,000	1,321,067
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	620,000	620,446
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	239,410	214,918
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	59,939	51,076
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	15,996	11,604
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	79,566	598
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	175,000	186,779

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	$275,000	$294,954
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	110,000	125,718
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	915,000	919,831
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,785,000	1,790,908
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	165,000	199,566
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	580,000	619,539
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 7/01/38 (u)	20,000,000	21,910,800
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	220,000	239,903
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	315,000	341,337
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	1,370,000	1,605,065
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	885,000	958,659
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	65,000	69,615
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	65,000	69,913

		$34,282,031
Michigan - 3.5%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,845,000	$1,917,970
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	1,120,000	1,121,378
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	310,000	312,055
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	185,000	185,759
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	25,000	25,075
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	2,000,000	2,180,800
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	1,060,000	1,184,179
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,215,000	1,298,835
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39	1,595,000	2,058,252

		$10,284,303
Minnesota - 0.1%
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	$120,000	$130,915
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	240,000	262,087

		$393,002
Mississippi - 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$2,000,000	$2,392,260
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	195,000	221,415
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37 (d)(q)	1,095,000	702,377

		$3,316,052
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	$665,000	$701,482
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	170,000	177,439

		$878,921
National - 0.8%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$2,000,000	$2,223,220

Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$635,000	$721,436
Nebraska Public Power District Rev., “C”, 5%, 1/01/18	1,685,000	1,780,287

		$2,501,723
New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$1,110,000	$1,210,277

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - 7.0%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$430,000	$436,876
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,840,000	2,174,714
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	80,000	79,407
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	155,000	154,301
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	715,000	725,046
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	420,000	446,586
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	70,000	79,631
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	70,000	76,357
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	210,000	228,379
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,405,000	1,435,826
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	910,000	952,088
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	910,000	951,305
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	250,000	266,733
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	225,000	240,059
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	1,065,000	1,372,636
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	590,000	676,872
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	5,355,000	5,236,440
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,025,000	2,246,093
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	2,190,000	1,618,914
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	5,485,000	1,325,834
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	75,000	17,606

		$20,741,703
New Mexico - 0.9%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$1,840,000	$2,026,889
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	75,000	77,204
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	440,000	424,037

		$2,528,130
New York - 10.4%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$230,000	$258,515
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	365,000	365,223
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	240,000	209,674
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	1,060,000	1,110,329
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	710,000	734,673
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	620,000	706,589
New York Dormitory Authority, State Personal Income Tax Rev.,“C”, 5%, 3/15/34	1,670,000	1,867,828
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	1,345,000	1,493,905
New York Environmental Facilities, “C”, 5%, 5/15/41	1,860,000	2,057,681
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	1,065,000	1,178,838
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	515,000	555,021
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	1,440,000	1,634,861
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 8/01/25	5,485,000	6,076,667
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,025,000	1,132,082
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	310,000	312,176
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 7/01/17	390,000	390,055
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	3,900,000	4,352,127
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,825,000	1,831,041
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	65,000	67,896
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	70,000	71,780
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	265,000	291,717
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	265,000	299,455
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	150,000	172,637
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	260,000	301,610
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	485,000	560,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	$550,000	$628,353
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	775,000	812,107
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	465,000	465,316
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	1,075,000	874,523

		$30,812,723
North Carolina - 0.1%
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	$195,000	$217,259

North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/31	$75,000	$78,975
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/35	80,000	83,409

		$162,384
Ohio - 4.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$350,000	$363,808
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,935,000	1,561,913
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	1,275,000	991,797
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	260,000	287,149
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	235,000	257,200
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	125,000	129,193
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/35	700,000	725,564
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 5/15/24	1,130,000	1,130,622
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	1,405,000	1,532,644
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	450,000	446,238
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	220,000	215,343
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	450,000	434,399
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 1/15/39 (Prerefunded 1/15/15)	1,610,000	1,657,189
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	1,125,000	1,141,853
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	595,000	605,567
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	85,000	93,019
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	130,000	130,111
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	815,000	816,622

		$12,520,231
Oklahoma - 1.5%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$520,000	$603,814
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	300,000	310,602
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	175,000	179,839
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	1,395,000	1,419,943
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	595,000	603,271
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	345,000	356,164
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	920,000	955,751

		$4,429,384
Oregon - 0.1%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$150,000	$155,447
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	190,000	202,658

		$358,105
Pennsylvania - 5.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$160,000	$164,747
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	685,000	701,282
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	170,000	172,118
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	225,000	225,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	$150,000	$151,217
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	265,000	278,035
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	65,000	66,839
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	250,000	272,353
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	740,000	740,858
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	1,360,000	1,481,924
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	650,000	727,454
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	65,000	66,424
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	40,000	40,654
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	2,195,000	2,346,653
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,850,000	560,014
Luzerne County, PA, AGM, 6.75%, 11/01/23	860,000	987,349
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	1,255,000	1,310,873
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	565,000	603,584
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	200,000	206,620
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	645,000	699,883
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	155,000	166,171
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	215,000	225,978
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	295,000	325,612
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	445,000	462,262
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	755,000	782,935
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School ), 6.875%, 6/15/33	155,000	161,499
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	100,000	103,352
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	290,000	299,422
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School), 7.375%, 6/15/43	270,000	285,509
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	260,000	299,619

		$14,916,825
Puerto Rico - 0.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$15,000	$14,281
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	55,000	56,102
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	125,000	127,004
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	30,000	30,667
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	25,000	25,584
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	10,000	9,653
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,268
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	25,000	24,122
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	45,000	43,683
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	820,000	682,511
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	90,000	88,483
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	60,000	58,627
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	30,000	27,535
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	100,000	96,000
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	120,000	114,552
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	195,000	177,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	$75,000	$64,751
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	110,000	90,213
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	70,000	55,759
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	27,322
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	1,210,000	937,556

		$2,761,538
South Carolina - 1.8%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	$880,000	$1,072,870
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	95,000	94,974
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	445,000	448,329
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	905,000	949,436
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	367,169	305,488
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	304,260	226,598
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	157,358	2,598
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	143,608	2,371
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	105,000	100,216
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	525,000	577,416
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	1,300,000	1,429,792

		$5,210,088
Tennessee - 7.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,710,000	$1,859,967
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	750,000	754,268
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	365,000	409,362
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	555,000	583,055
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 11/15/40 (u)	12,500,000	13,445,625
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	1,115,000	1,161,607
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 9/01/14	455,000	456,661
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	510,000	583,848
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	80,000	92,075
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	560,000	638,484
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	905,000	1,039,610
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	450,000	504,212

		$21,528,774
Texas - 11.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 1/01/15	$500,000	$505,290
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	215,000	226,909
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	170,000	180,067
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	330,000	345,144
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	290,000	289,272
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	3,400,000	680
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	2,000,000	2,183,820
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	75,000	79,770
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	2,150,000	2,183,003
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	170,000	194,028
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	130,000	141,163
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	365,000	381,177
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	275,000	312,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	$570,000	$639,061
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	350,000	393,792
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	720,000	776,362
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,515,000	1,620,126
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	245,000	247,742
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	440,000	459,215
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	735,000	739,131
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	224,775	2,248
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	1,205,000	322,145
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 11/15/25	885,000	885,478
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	510,000	581,818
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	610,000	770,278
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	250,000	271,378
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	265,000	299,948
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	470,000	523,063
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	235,000	235,374
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	325,000	332,261
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	700,000	720,608
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	1,455,000	1,468,517
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	90,000	91,934
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	365,000	399,978
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	110,000	114,519
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	525,000	600,338
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	275,000	284,193
North Texas Tollway Authority Rev., 6%, 1/01/38	1,505,000	1,745,379
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,110,000	1,243,733
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,920,000	1,924,205
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	195,000	200,591
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	360,000	371,772
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	265,000	275,966
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	45,000	45,542
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46 (a)	253,000	93,610
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/23 (a)	22,000	8,140
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46 (a)	43,000	15,910
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	955,000	522,557
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	965,000	473,825
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	115,000	124,131
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	100,000	99,526
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	780,000	831,371
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	1,500,000	1,326,165
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	385,000	397,359
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	240,000	252,715
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	280,000	340,516
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	225,000	267,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	$245,000	$277,546
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	370,000	414,811
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	460,000	464,191
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	985,000	994,249

		$32,512,888
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$395,000	$430,720

Utah - 1.5%
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.039%, 5/15/20 (p)	$600,000	$603,426
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	770,000	866,527
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35	830,000	1,067,978
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	495,000	460,954
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	1,255,000	1,280,891

		$4,279,776
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$235,000	$210,769
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	335,000	327,945

		$538,714
Virginia - 2.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$790,000	$800,483
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	196,784	5,211
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 1/01/25	215,000	215,062
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	330,000	330,937
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	2,630,000	3,179,565
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	765,000	843,803
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,225,000	1,297,324
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/19 (a)(d)	1,798,697	180
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	673,309	67

		$6,672,632
Washington - 4.4%
King County, WA, Sewer Rev., 5%, 1/01/40	$2,750,000	$2,971,320
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,500,000	1,693,830
State of Washington, “R”, 5%, 7/01/22	4,540,000	5,472,334
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	1,400,000	1,465,786
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	540,000	609,223
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	775,000	784,269

		$12,996,762
West Virginia - 0.4%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$235,000	$241,423
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	905,000	928,340

		$1,169,763
Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$320,000	$349,152
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	95,000	102,500
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	1,135,000	1,169,504
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	260,000	254,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	$240,000	$236,662
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	225,000	225,151
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	180,000	182,183
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	160,000	161,918
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	270,000	297,162
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	325,000	355,284
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	2,560,000	2,574,822

		$5,908,527
Total Municipal Bonds		$415,699,003

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	6,327,215	$6,327,215
Total Investments		$422,026,218

Other Assets, Less Liabilities - (4.5)%		(13,257,745)

ARPS, at liquidation value (issued by the fund) - (2.5)%		(7,275,000)

VMTPS, at liquidation value (issued by the fund) - (36.1)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$295,018,473

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,543,219 representing 1.5% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CALHF	California Health Facility Construction Loan Program
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Futures Contracts Outstanding at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$10,992,500	September - 2014	$27,220

At July 31, 2014, the fund had cash collateral of $168,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$415,699,003	$—	$415,699,003
Mutual Funds	6,327,215	—	—	6,327,215
Total Investments	$6,327,215	$415,699,003	$—	$422,026,218

Other Financial Instruments
Futures Contracts	$27,220	$—	$—	$27,220

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$384,541,009
Gross unrealized appreciation	29,038,912
Gross unrealized depreciation	(7,855,678)
Net unrealized appreciation (depreciation)	$21,183,234

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,743,196	49,887,084	(62,303,065)	6,327,215

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,016	$6,327,215

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.